PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 676,191	$ 723,346